Financial Assets and Liabilities - Summary of lease expense (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Lease Expense [Abstract]
Variable lease payments not included in the measurement of lease liabilities	R$ 35,482	R$ 24,045	R$ 10,691
Expenses relating to short-term leases	30,507	34,101	37,143
Expenses relating to leases of low-value assets excluding short-term leases of low-value assets	978	1,547	348
Lease expense	R$ 66,967	R$ 59,693	R$ 48,182